PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 97.4%
Common Stocks
Automobiles 1.2%
Tesla, Inc.*	1,076	$463,121
Biotechnology 0.3%
Roivant Sciences Ltd.*	5,464	118,132
Broadline Retail 3.0%
Amazon.com, Inc.*	5,081	1,215,883
Communications Equipment 1.2%
Arista Networks, Inc.*	3,427	485,743
Electric Utilities 1.4%
Constellation Energy Corp.	2,025	568,377
Electrical Equipment 1.1%
Schneider Electric SE	1,575	451,556
Electronic Equipment, Instruments & Components 1.2%
Keysight Technologies, Inc.*	2,181	471,816
Entertainment 1.0%
Netflix, Inc.*	4,888	408,099
Financial Services 0.9%
Mastercard, Inc. (Class A Stock)	700	377,153
Health Care Equipment & Supplies 0.8%
Intuitive Surgical, Inc.*	617	311,104
Hotels, Restaurants & Leisure 1.1%
Airbnb, Inc. (Class A Stock)*	2,721	352,016
Navan, Inc. (Class A Stock)*(a)	8,038	92,276
		444,292
Interactive Media & Services 3.8%
Alphabet, Inc. (Class A Stock)	3,476	1,174,888
Meta Platforms, Inc. (Class A Stock)	488	349,652
		1,524,540
IT Services 3.7%
Shopify, Inc. (Canada) (Class A Stock)*	4,287	562,583
Snowflake, Inc.*	4,739	913,205
		1,475,788
Pharmaceuticals 3.9%
AstraZeneca PLC (United Kingdom), ADR	8,109	752,272
UCB SA (Belgium), ADR(a)	5,462	826,127
		1,578,399
Semiconductors & Semiconductor Equipment 45.5%
Advanced Micro Devices, Inc.*	3,575	846,310
Analog Devices, Inc.	2,043	635,128
ARM Holdings PLC, ADR*	1,725	181,746
ASML Holding NV (Netherlands)	502	714,346
Broadcom, Inc.	10,042	3,326,915

PGIM Jennison Technology Fund

PGIM Jennison Technology Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Credo Technology Group Holding Ltd.*	2,202	$275,866
Lam Research Corp.	9,191	2,145,731
Lattice Semiconductor Corp.*(a)	7,648	615,817
NVIDIA Corp.	35,757	6,834,235
Onto Innovation, Inc.*	3,999	807,998
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,734	1,895,431
		18,279,523
Software 19.0%
AppLovin Corp. (Class A Stock)*	648	306,575
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	1,801	794,970
CyberArk Software Ltd.*	840	361,897
Datadog, Inc. (Class A Stock)*	4,518	584,268
Intapp, Inc.*	7,515	255,134
Microsoft Corp.	6,167	2,653,598
Oracle Corp.	3,046	501,311
Palo Alto Networks, Inc.*	3,054	540,466
Salesforce, Inc.	3,173	673,596
Samsara, Inc. (Class A Stock)*	13,711	384,594
ServiceNow, Inc.*	5,145	602,017
		7,658,426
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	12,835	3,330,426

Total Long-Term Investments (cost $19,703,302)		39,162,378

Short-Term Investments 7.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	994,738	994,738
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $1,814,030; includes $1,805,588 of cash collateral for securities on loan)(b)(wb)	1,815,167	1,814,078

Total Short-Term Investments (cost $2,808,768)		2,808,816

TOTAL INVESTMENTS 104.4% (cost $22,512,070)		41,971,194
Liabilities in excess of other assets (4.4)%		(1,757,000)

Net Assets 100.0%		$40,214,194

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,734,901; cash collateral of $1,805,588 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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